Debt Including Capital Lease Obligations (Tables)	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Schedule of carrying values and estimated fair values of debt instruments
The carrying values of the company's debt represent amortized cost and are summarized below with estimated fair values:

	September 30, 2013		December 31, 2012		September 30, 2012
	Carrying Value	Estimated Fair Value[1]	Carrying Value	Estimated Fair Value[1]	Carrying Value	Estimated Fair Value[1]
(In thousands)
7.875% Senior Secured Notes due 2021	$422,100	$453,000	$—	$—	$—	$—
7½% Senior Notes due 2014	—	—	106,438	106,000	106,438	105,000
4.25% Convertible Senior Notes due 2016	161,182	196,000	153,082	174,000	150,542	175,000
ABL Term Loan	6,750	6,000	—	—	—	—
Credit Facility Revolver	—	—	40,000	38,000	20,000	19,000
Credit Facility Term Loan	—	—	305,250	296,000	309,375	300,000
Capital lease obligations[2]	32,171	32,000	755	700	761	700
Less current portion	(2,191)		(65,008)		(40,903)
Total long-term debt and capital lease obligations	$620,012		$540,517		$546,213

[1]
The fair value of the senior notes is based on observable inputs, which include quoted prices for similar assets or liabilities in an active market and market-corroborated inputs (Level 2). All other debt may be traded on the secondary loan market, and the fair value is based on either the last available trading price, if recent, or trading prices of comparable debt (Level 3). See also Note 8 for discussion of fair value.

[2]
Capital lease obligations at September 30, 2013 include the portion of the borrowings for the salad production and warehousing facility in the Midwest that has been placed into service. The facility is being constructed under a build-to-suit lease with the construction in progress liability included in "Accrued liabilities" and "Other liabilities" on the Condensed Consolidated Balance Sheets and then reclassified to capital lease obligation as the related leased assets are placed into service. See further description of the build-to-suit lease below

Redemption price percentage by period
CBII and CBL may also redeem the 7.875% Notes as follows:

If redeemed during the 12-month period commencing February 1,	Redemption Price
2016	105.906%
2017	103.938%
2018	101.969%
2019 and thereafter	100.000%

Carrying amounts of convertible debt and equity components
The carrying amounts of the debt and equity components of the Convertible Notes are as follows:

(In thousands)	September 30, 2013	December 31, 2012	September 30, 2012
Principal amount of debt component[1]	$200,000	$200,000	$200,000
Unamortized discount	(38,818)	(46,918)	(49,458)
Net carrying amount of debt component	$161,182	$153,082	$150,542
Equity component	$84,904	$84,904	$84,904
Issuance costs and income taxes	(3,210)	(3,210)	(3,210)
Equity component, net of issuance costs and income taxes	$81,694	$81,694	$81,694

[1]
As of September 30, 2013, December 31, 2012 and September 30, 2012, the Convertible Notes' "if-converted" value did not exceed their principal amount because the company's common stock price was below the conversion price of the Convertible Notes.

The interest expense related to the Convertible Notes was as follows:

	Quarter Ended September 30,		Nine Months Ended September 30,
(In thousands)	2013	2012	2013	2012
4.25% coupon interest	$2,125	$2,125	$6,375	$6,375
Amortization of deferred financing fees	117	117	352	352
Amortization of discount on the debt component	2,782	2,465	8,100	7,175
Total interest expense related to the Convertible Notes	$5,024	$4,707	$14,827	$13,902